DERIVATIVE INSTRUMENTS - Notional Amounts (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets	$ 444	$ 183
Liabilities	(114)	(55)
Foreign exchange forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets	16	8
Liabilities	(8)	(13)
Equity-indexed options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets	322	156
Bond futures
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets	65	6
Liabilities	(73)	(31)
Cross currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets	12	11
Liabilities	(12)	(10)
Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets	29	2
Liabilities	(21)	(1)
Derivatives designated as hedging instruments | Other invested assets | Foreign exchange forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	1,532	0
Assets	11	0
Liabilities	0	0
Derivatives not designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	11,904	11,797
Assets	1,209	198
Liabilities	(58)	(944)
Derivatives not designated as hedging instruments | Other invested assets | Foreign exchange forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	1,362
Assets	1
Liabilities	(4)
Derivatives not designated as hedging instruments | Other invested assets | Equity-indexed options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	8,795	7,452
Assets	96	35
Liabilities	0	0
Derivatives not designated as hedging instruments | Other invested assets | Cross currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	8	17
Assets	0	1
Liabilities	0	0
Derivatives not designated as hedging instruments | Other invested assets | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	87	15
Assets	8	1
Liabilities	0	0
Derivatives not designated as hedging instruments | Other liabilities | Foreign exchange forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount		2,809
Assets		7
Liabilities		(12)
Derivatives not designated as hedging instruments | Other liabilities | Bond futures
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	1,652	1,504
Assets	0	0
Liabilities	(8)	(25)
Derivatives not designated as hedging instruments | Reinsurance funds withheld | Modco arrangement
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	0	0
Assets	0	154
Liabilities	(46)	0
Derivatives not designated as hedging instruments | Policyholders’ account balances | Indexed annuity and variable annuity product
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	0	0
Assets	1,104	0
Liabilities	$ 0	$ (907)